Related party transactions - Financing Received From and Provided to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing (received from)/provided to related parties:
Funds provided by RELX Inc.	¥ 0	¥ 0	¥ 0
Funds paid back to RELX Inc.	0	¥ 0	11,174	[1]
Investment prepayment returned from Relx Inc.			(21,006)
Others	(327)
Total	(41,434)		¥ (9,832)
Relx Inc.'s operations and Sunnyheart Inc
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of RELX Inc.	¥ (41,107)

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer